Consolidated Statements Of Changes In Member's Equity (USD $) In Thousands	Total	Paid-in-Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2008	$ 91,704	$ 301,110	$ (167,135)	$ (42,271)
Cash distributions	(15,459)		(15,459)
Contribution from parent	11,712	15,281	(3,569)
Net income (loss)	80,702		80,702
Other comprehensive income (loss)	28,702			28,702
Equity award expense	632	632
Ending balance at Dec. 31, 2009	197,993	317,023	(105,461)	(13,569)
Cash distributions	(78)		(78)
Net income (loss)	(125,480)		(125,480)
Other comprehensive income (loss)	(2,685)			(2,685)
Equity award expense	1,667	1,667
Ending balance at Dec. 31, 2010	71,417	318,690	(231,019)	(16,254)
Net income (loss)	(64,529)		(64,529)
Other comprehensive income (loss)	(1,961)			(1,961)
Equity award expense	1,829	1,829
Ending balance at Sep. 30, 2011	6,756	320,519	(295,548)	(18,215)
Beginning balance at Dec. 31, 2010	71,417	318,690	(231,019)	(16,254)
Cash distributions	(88)		(88)
Net income (loss)	(122,529)		(122,529)
Other comprehensive income (loss)	(12,404)			(12,404)
Equity award expense	2,420	2,420
Ending balance at Dec. 31, 2011	(61,184)	321,110	(353,636)	(28,658)
Cash distributions	(82)		(82)
Contribution from parent	18	18
Net income (loss)	(194,550)		(194,550)
Other comprehensive income (loss)	6,552			6,552
Equity award expense	2,250	2,250
Ending balance at Sep. 30, 2012	$ (246,996)	$ 323,378	$ (548,268)	$ (22,106)